Assets and Liabilities Carried at Fair Value Measured on Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other assets
Assets:
Equity securities	$ 1,790	$ 6,065
Private equities	1,000
Accrued expenses and other current liabilities
Liabilities:
Derivative financial instruments	5	101
Fair Value Measurements, Level 1 | Other assets
Assets:
Equity securities	1,790	6,065
Fair Value Measurements, Level 2 | Accrued expenses and other current liabilities
Liabilities:
Derivative financial instruments	5	$ 101
Fair Value Measurements, Level 3 | Other assets
Assets:
Private equities	$ 1,000